SCHEDULE OF DEFERRED INCOME (Details) - CAD ($)	Jun. 30, 2023	Dec. 31, 2022
Deferred income from customers	$ 13,227	$ 58,457
Deferred income from government	2,661	5,233
Deferred Income	$ 15,888	$ 63,690